Registration No. 333-160877

811-22320

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 2	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 5	☒

U.S. ONE TRUST

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington	98101
(Address of Principal Executive Office)	(ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden U.S. One Trust 1301 Second Avenue, 18th Floor Seattle, Washington 206-505-4846	John V. O’Hanlon, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

February 24, 2011

Fund	Ticker

Russell Aggressive Growth ETF	AGRG

Russell Consistent Growth ETF	CONG

Russell Growth at a Reasonable Price ETF	GRPC

Russell Contrarian ETF	CNTR

Russell Equity Income ETF	EQIN

Russell Low P/E ETF	LWPE

Russell Small & Mid Cap Defensive Value ETF	[TICKER]

Russell Small Cap Defensive Value ETF	[TICKER]

Principal U.S. Listing Exchange for each ETF: NYSE Arca, Inc.

Preliminary Prospectus, Subject to Completion Dated February 24, 2011

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	1301 Second Avenue Seattle, Washington 98101 800-787-7354

RISK/RETURN SUMMARY

RUSSELL AGGRESSIVE GROWTH ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Aggressive Growth Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Aggressive Growth Index (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those

1

weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

[Redacted]

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to most actively managed investment companies.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.

[Redacted]

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

2

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

[Redacted]

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

3

RUSSELL CONSISTENT GROWTH ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Consistent Growth Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Consistent Growth Index (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations

4

of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to most actively managed investment companies.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

5

[Redacted]

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

6

RUSSELL GROWTH AT A REASONABLE PRICE ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Growth at a Reasonable Price Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Growth at a Reasonable Price Index (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations

7

of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to most actively managed investment companies.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Statement of Additional Information.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse

8

economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

[Redacted]

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

9

RUSSELL CONTRARIAN ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Contrarian Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Contrarian Index (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations

10

of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to most actively managed investment companies.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted semi-annually. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

[Redacted]

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the

11

performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

[Redacted]

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

12

RUSSELL EQUITY INCOME ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Equity Income Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Equity Income Index (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations

13

of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to most actively managed investment companies.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse

14

economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

[Redacted]

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

15

RUSSELL LOW P/E ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Low P/E Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Low P/E Index (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index

16

which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to most actively managed investment companies.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse

17

economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

[Redacted]

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

18

RUSSELL SMALL & MID CAP DEFENSIVE VALUE ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Small & Mid Cap Defensive Value Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Small & Mid Cap Defensive Value Index (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations

19

of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to most actively managed investment companies.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

20

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

[Redacted]

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].

•	Taxes, please see Taxes on page [ ].

•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

21

RUSSELL SMALL CAP DEFENSIVE VALUE ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Small Cap Defensive Value Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell Small Cap Defensive Value Index (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index

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which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to most actively managed investment companies.

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

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Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

[Redacted]

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

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ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

A Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) known as “Authorized Participants” only in large blocks of 50,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s benchmark index. An investor may incur brokerage costs in purchasing enough shares to constitute a Creation Unit.

Individual shares of a Fund may only be purchased and sold on NYSE Arca, Inc. through your broker-dealer at market prices. Individual shares are not redeemable directly to a Fund. Because Fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price that is equal to NAV, greater than NAV (premium) or less than NAV (discount).

Please see the “Additional Purchase and Sale of Fund Shares Information” section in the Funds’ Prospectus for additional information.

Taxes

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Please see the “Additional Tax Information” section in the Funds’ Prospectus for additional information.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. For more information about payments to broker-dealers and other financial intermediaries please see “Other Considerations” in the Funds’ Prospectus.

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ADDITIONAL INFORMATION REGARDING THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES

GENERAL. Each Fund is an index-based exchange traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. Each Fund is designed to track the performance of an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

RIMCo seeks to track the performance of a Fund’s index as closely as possible (i.e., obtain a high degree of correlation with the index). A number of factors may affect a Fund’s ability to achieve a high correlation with its index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

RIMCo utilizes a replication methodology. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its index in approximately the same proportions as in the index. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each index. RIMCo may sell securities that are represented in an index, or purchase securities that are not yet represented in an index, in anticipation of their removal from or addition to an index. Further, RIMCo may choose to overweight securities in an index, purchase or sell securities not in an index, or utilize various combinations of other available techniques, in seeking to track an index.

CERTAIN OTHER INVESTMENTS. Each Fund may invest in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the Investment Company Act of 1940, as amended (“1940 Act”)), convertible securities, variable rate demand notes, commercial paper, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), over-the-counter swaps and options, exchange-traded options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its index and in managing cash flows.

ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the “Risk/Return Summary” section, along with additional risk information. Risk information is applicable to all Funds unless otherwise noted.

Principal Risks

Passive Strategy/Index Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from actively managed funds, which typically seek to outperform a benchmark index. As a result, the Funds may hold constituent securities of the indexes regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Funds employed an active strategy.

Tracking Error

Imperfect correlation between a Fund’s portfolio securities and those in its index, changes to the index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of its index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses while its index does not. The bankruptcy of a constituent company of an index can also result in loss and tracking error. RIMCo expects that, over time, each Fund’s tracking error will not exceed 5%.

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Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. A fund that has not been designated as a “growth” or “value” fund may nonetheless invest in companies that fall within a particular investment style from time to time.

Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

[Redacted]

Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

[Redacted]

Securities of Small and Medium Capitalization Companies

Investments in securities of small and medium capitalization companies are subject to the risks of common stocks. Investments in smaller and medium-sized companies may involve greater risks because these companies generally have a limited track record. Smaller and medium-sized companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Trading Issues

Although the shares of the Funds (“Shares”) are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Industry Concentration Risk

Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than a Fund that invests in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.

[Redacted]

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The various derivative instruments that a Fund may use are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. Each Fund

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may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (ii) the fact that skills needed to use these strategies are different from those needed to select non-derivative portfolio securities; (iii) the potential absence of a liquid secondary market for any particular instrument at any time; (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences; (v) for swaps, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with the use of certain derivatives.

A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile and can result in significant losses.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, RIMCo may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

The Commodity Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. The Funds believe that these trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its positions.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. The Funds have established procedures to value instruments for which market prices may not be readily available. RIMCo will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

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Additional Risks

Risks of Secondary Listings

The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Funds’ primary listing is maintained. There can be no assurance that the Funds’ shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Funds’ shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades

Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

Fluctuation of Net Asset Value

The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund’s net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), RIMCo believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

Costs of Buying or Selling Shares

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme

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volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

New Fund Risk

The Funds are new which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

Money Market Fund Investments

Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

Money Market Securities (including commercial paper)

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Convertible Securities

Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Variable Rate Demand Notes

Demand notes are obligations with the right to a “put.” The ability of the Fund to exercise the put may depend on the seller’s ability to purchase the securities at the time the put is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put for financial reasons, the Fund may, in the opinion of Fund management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities.

A variable rate demand note is one whose terms provide for the automatic establishment of a new interest rate on set dates. Variable rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur.

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Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the Fund’s index, such as reconstitutions and additions or deletions of component securities. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible. Portfolio turnover rates of the Funds, which will be reported in the Risk/Return Summary and the Financial Highlights sections once the Funds have operational history, will exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

MANAGEMENT OF THE FUNDS

The Funds’ investment adviser is RIMCo, 1301 Second Avenue, Seattle, Washington 98101. RIMCo, a wholly-owned subsidiary of Russell, was established in 1982 to serve as the investment management arm of Russell. Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.

RIMCo’s employee who has primary responsibility for the management of the Funds (the “RIMCo Manager”) is:

•

Richard F. Johnson, Jr., CFA, Portfolio Manager since Fund’s Inception. Mr. Johnson joined Russell as a Portfolio Manager in May 2010. Prior to joining Russell, from September 2009 to May 2010, Mr. Johnson pursued postgraduate studies at the University of Chicago Booth School of Business. Prior to the University of

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Chicago, Mr. Johnson worked at Menta Captial from February 2007 to December 2008, where he managed European and United Kingdom equity long/short market neutral investment strategies. Prior to Menta, from September 2005 to February 2007, Rich co-managed a global macro strategy at Crescat Partners. Prior to Crescat, from May 2000 to November 2004, Rich was a Portfolio Manager at McMorgan & Company on a team charged with managing a fundamental active equity portfolio benchmarked to the S&P 500 index. Mr. Johnson has primary responsibility for the management of the Russell Exchange Traded Funds.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Manager’s compensation, other accounts managed by the RIMCo Manager and the RIMCo Manager’s ownership of securities in the Funds.

A discussion regarding the basis for the Board’s approval of the investment advisory contract between RIMCo and the Funds will be available in the Funds’ annual report to shareholders covering the period ended [ ].

INDEX PROVIDER

Russell is a leader in the design, construction and maintenance of equity security indexes. Russell is a Washington corporation which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo is a wholly owned subsidiary of Russell, and as such, each of Russell, RIMCo and Russell Financial Services, Inc. is an affiliated person of each other within the meaning of Section 2(a)(3)(C) of the 1940 Act.

[Redacted]

Each index has been developed by Russell. RIMCo and the Index Provider have adopted policies and procedures designed to establish a wall of separation between the Index Provider and RIMCo. To this end, the policies and procedures: minimize or eliminate potential conflicts of interest; prevent certain persons from having any advantage over other market participants with respect to prior knowledge of companies that may be added to, or deleted from, an index or from the portfolios of any Funds that track the index; and prevent the dissemination or use of non-public information about pending changes to index constituents or Methodology.

Russell’s publication of the indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities based upon any of the indexes. Russell reserves the right, at any time, to alter, amend, terminate or in any way change the indexes.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RIMCO OR THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ALL OF THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL PURCHASE AND SALE OF FUND SHARES INFORMATION

Creations and Redemptions. Prior to trading in the secondary market, shares of each Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with a Fund’s distributor and Transfer Agent. Only an Authorized Participant may create or redeem shares of a Fund directly with the Fund. A creation transaction, which is subject to acceptance by the Funds’ Distributor, generally takes place when an Authorized Participant submits an order in “proper form” and deposits into a Fund a portfolio of securities approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund, but, in certain cases, an Authorized Participant may deposit cash in lieu of certain securities in that portfolio.

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Similarly, shares can be redeemed only in Creation Units, generally in-kind for a portfolio of securities held by a Fund (“Fund Securities”) and, in certain cases, a redemption may contain cash in lieu of certain securities of that portfolio. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

A creation or redemption order is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and SAI are properly followed. For an order to be in “proper form”, the order will need to be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund(s) that the order relates to, type of order, number of units being created or redeemed and PIN number, signature and/or other means of identification of the authorized person).

The Funds intend to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, under the authorized participant agreement, Authorized Participants will neither deliver portfolio securities to a Fund, nor be able to receive Fund Securities that are “restricted securities” as such term is used in Rule 144(a)(3)(i) promulgated under the Securities Act.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders as well as the estimated costs of Creation Units) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of a Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its net asset value during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, RIMCo believes that large discounts and premiums to net asset value should not be sustained for very long. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s net asset value and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for various time periods is available by visiting the Funds’ website at http://www.russelletfs.com.

Every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds will be disseminated. The IOPV calculations are estimates of the value of the Funds’ net asset value per

33

Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor RIMCo or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in large quantities of Shares known as Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to a Fund or its shareholders.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees are set forth below.

The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. RIMCo may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

Additionally, brokerage and other costs will be associated with the aggregation of sufficient Fund Shares to redeem the Fund Shares in a Creation Unit.

The following table also shows, as of [    ], the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit		Creation Unit Size		Standard Creation/Redemption Transaction Fee		Maximum Additional Variable Charge for Creations*		Maximum Additional Variable Charge for Redemptions*
Russell Aggressive Growth ETF	[	]	[	]	[	]	[	]	[	]
Russell Consistent Growth ETF	[	]	[	]	[	]	[	]	[	]
Russell Growth at a Reasonable Price ETF	[	]	[	]	[	]	[	]	[	]
Russell Contrarian ETF	[	]	[	]	[	]	[	]	[	]
Russell Equity Income ETF	[	]	[	]	[	]	[	]	[	]
Russell Low P/E ETF	[	]	[	]	[	]	[	]	[	]
Russell Small & Mid Cap Defensive Value ETF	[	]	[	]	[	]	[	]	[	]
Russell Small Cap Defensive Value ETF	[	]	[	]	[	]	[	]	[	]

*	As a percentage of the amount invested.

34

DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”) is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of each Fund. Pursuant to a written agreement Russell Financial Services, Inc. (“RFS”) provides to the Distributor marketing services related to the Funds. RFS does not receive compensation for services provided to the Distributor.

All orders to purchase Creation Units for each Fund must be placed with the Distributor by or through an Authorized Participant and it is the responsibility of the Distributor to transmit such orders to the relevant Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the relevant Fund to implement the delivery of Creation Units.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

OTHER CONSIDERATIONS

DISTRIBUTION PLAN. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution Plan will be made through at least [ ]. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, RIMCo may make payments to the Distributor, broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by RIMCo from its own resources, which come directly or indirectly in part from fees paid by Russell Funds. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from RIMCo or its affiliates.

DIVIDENDS AND DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income in the form of dividends from stocks, interest from debt securities and, if any, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income in the form of dividend distributions, if any, are generally distributed to shareholders quarterly, but may vary significantly from quarter to quarter. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code (the “Code”).

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Distributions in cash may be reinvested in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value of each Fund is calculated on each business day on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The net asset value of each Fund is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent.

Transactions in Shares on the secondary market are conducted at market price, which may be higher or lower than net asset value. Creation Unit transactions directly with the Fund will be priced at the net asset value next determined after receipt of the order in proper form.

Valuation of Portfolio Holdings

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to Russell Fund Services Company. However, the Board retains oversight over the valuation process. Money market fund securities are priced using the amortized cost method of valuation unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by its index, which, in turn, could result in a difference between such Fund’s performance and the performance of its index.

This policy is intended to assure that the Funds’ net asset value fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing Examples of events that could trigger fair value pricing of one or more securities are: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

36

Because foreign securities can trade on non-U.S. business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

•	Each Fund makes distributions;
•	You sell Shares listed on the Exchange; and
•	You create or redeem Creation Units.

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, and, in many cases, distributions from non-U.S. corporations. For taxable years beginning after December 31, 2010, the special rates for qualified dividend income will no longer apply, and such income will be taxed at ordinary income rates.

When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, and shareholders’ redemption patterns.

Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

If you are a corporate investor, a portion of the dividends from net investment income paid by each Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

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FOREIGN INCOME TAXES. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. The Funds do not expect to be able to pass through to you certain foreign income taxes paid by the Funds.

NON-U.S. INVESTORS. If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.

TAXES ON EXCHANGE-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Certain investments held by the Funds may be classified as passive foreign investment companies or “PFICs” under the Code. Accordingly, investors should carefully consider the tax consequences of the impact that the PFIC investments may have on the Funds and consult their own tax advisors before making an investment. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds’ potential investments in PFICs can be found in the SAI.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on July 27, 2009. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

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For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies and companies relying on Sections 3(c)(1) and 3(c)(7) of the 1940 Act is subject to the restrictions of section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC. The Trust has applied for exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Dechert LLP serves as counsel to the Trust, including the Funds. [    ] serves as the independent registered public accounting firm and will audit the Funds’ financial statements annually.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.russelletfs.com.

FINANCIAL HIGHLIGHTS

No Shares of the Funds were outstanding on [    ].

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For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

U.S. One Trust

1301 Second Avenue

Seattle, WA 98101

Telephone: 1-800-787-7354

The Funds’ SAI and annual and semiannual reports to shareholders will be available, free of charge, on the Funds’ Web site at www.russelletfs.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: ALPS Distributors, Inc.

Investment Company Act File No.: 811-22320

February 24, 2011

Fund	Ticker

Russell 1000 Low Beta ETF	LBTA

Russell 1000 High Beta ETF	HBTA

Russell 1000 Low Volatility ETF	LVOL

Russell 1000 High Volatility ETF	HVOL

Russell 1000 High Momentum ETF	HMTM

Russell 2000 Low Beta ETF	[ ]

Russell 2000 High Beta ETF	[ ]

Russell 2000 Low Volatility ETF	[ ]

Russell 2000 High Volatility ETF	[ ]

Russell 2000 High Momentum ETF	[ ]

Principal U.S. Listing Exchange for each ETF: NYSE Arca, Inc.

Preliminary Prospectus, Subject to Completion Dated February 24, 2011

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	1301 Second Avenue Seattle, Washington 98101 800-787-7354

RISK/RETURN SUMMARY

RUSSELL 1000 LOW BETA ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Large Cap Low Beta Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Large Cap Low Beta Index the (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. [Redacted]

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

[Redacted]

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

RUSSELL 1000 HIGH BETA ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Large Cap High Beta Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Large Cap High Beta Index the (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. [Redacted]

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Statement of Additional Information.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

[Redacted]

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

RUSSELL 1000 LOW VOLATILITY ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Large Cap Low Volatility Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Large Cap Low Volatility Index the (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. [Redacted]

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

[Redacted]

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

RUSSELL 1000 HIGH VOLATILITY ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Large Cap High Volatility Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Large Cap High Volatility Index the (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. [Redacted]

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising of the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

[Redacted]

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

RUSSELL 1000 HIGH MOMENTUM ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Large Cap High Momentum Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Large Cap High Momentum Index the (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. [Redacted]

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

[Redacted]

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

RUSSELL 2000 LOW BETA ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Small Cap Low Beta Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Small Cap Low Beta Index the (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. [Redacted]

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

[Redacted]

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

RUSSELL 2000 HIGH BETA ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Small Cap High Beta Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Small Cap High Beta Index the (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. [Redacted]

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Statement of Additional Information.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

[Redacted]

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

RUSSELL 2000 LOW VOLATILITY ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Small Cap Low Volatility Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Small Cap Low Volatility Index the (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. [Redacted]

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

[Redacted]

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

RUSSELL 2000 HIGH VOLATILITY ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Small Cap High Volatility Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Small Cap High Volatility Index the (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. [Redacted]

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising of the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

[Redacted]

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

RUSSELL 2000 HIGH MOMENTUM ETF

Investment Objective:

The Fund seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Small Cap High Momentum Index.

The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisory Fee	[	]%
Distribution (12b-1) Fees*	[	]%
Other Expenses [Supervision and Operational Fee]**	[	]%
Total Annual Fund Operating Expenses	[	]%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that correspond generally to the total return, before fees and expenses, of the Russell-Axioma U.S. Small Cap High Momentum Index the (the “Index”). RIMCo uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. [Redacted]

The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

[Redacted]

The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Derivatives. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

[Redacted]

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

RIMCo serves as the investment adviser to the Fund.

Rich Johnson, a RIMCo portfolio manager, has primary responsibility for the management of the Fund. Mr. Johnson has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page [ ].
•	Taxes, please see Taxes on page [ ].
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page [ ].

ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

A Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) known as “Authorized Participants” only in large blocks of 50,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s benchmark index. An investor may incur brokerage costs in purchasing enough shares to constitute a Creation Unit.

Individual shares of a Fund may only be purchased and sold on NYSE Arca, Inc. through your broker-dealer at market prices. Individual shares are not redeemable directly to a Fund. Because Fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price that is equal to NAV, greater than NAV (premium) or less than NAV (discount).

Please see the “Additional Purchase and Sale of Fund Shares Information” section in the Funds’ Prospectus for additional information.

Taxes

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Please see the “Additional Tax Information” section in the Funds’ Prospectus for additional information.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. For more information about payments to broker-dealers and other financial intermediaries please see “Other Considerations” in the Funds’ Prospectus.

ADDITIONAL INFORMATION REGARDING THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES

GENERAL. Each Fund is an index-based exchange traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. Each Fund is designed to track the performance of an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

RIMCo seeks to track the performance of a Fund’s index as closely as possible (i.e., obtain a high degree of correlation with the index). A number of factors may affect a Fund’s ability to achieve a high correlation with its index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

RIMCo utilizes a replication methodology. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its index in approximately the same proportions as in the index. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each index. RIMCo may sell securities that are represented in an index, or purchase securities that are not yet represented in an index, in anticipation of their removal from or addition to an index. Further, RIMCo may choose to overweight securities in an index, purchase or sell securities not in an index, or utilize various combinations of other available techniques, in seeking to track an index.

CERTAIN OTHER INVESTMENTS. Each Fund may invest in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the Investment Company Act of 1940, as amended (“1940 Act”)), convertible securities, variable rate demand notes, commercial paper, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), over-the-counter swaps and options, exchange-traded options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its index and in managing cash flows.

ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the “Risk/Return Summary” section, along with additional risk information. Risk information is applicable to all Funds unless otherwise noted.

Principal Risks

Passive Strategy/Index Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from actively managed funds, which typically seek to outperform a benchmark index. As a result, the Funds may hold constituent securities of the indexes regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Funds employed an active strategy.

Tracking Error

Imperfect correlation between a Fund’s portfolio securities and those in its index, changes to the index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of its index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses while its index does not. The bankruptcy of a constituent company of an index can also result in loss and tracking error. RIMCo expects that, over time, each Fund’s tracking error will not exceed 5%.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

Trading Issues

Although the shares of the Funds (“Shares”) are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Industry Concentration Risk

Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than a Fund that invests in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The various derivative instruments that a Fund may use are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (ii) the fact that skills needed to use these strategies are different from those needed to select non-derivative portfolio securities; (iii) the potential absence of a liquid secondary market for any particular instrument at any time; (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences; (v) for swaps, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with the use of certain derivatives.

A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile and can result in significant losses.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, RIMCo may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

The Commodity Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. The Funds believe that these trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its positions.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. The Funds have established procedures to value instruments for which market prices may not be readily available. RIMCo will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the Fund’s index, such as reconstitutions and additions or deletions of component securities. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible. Portfolio turnover rates of the Funds, which will be reported in the Risk/Return Summary and the Financial Highlights sections once the Funds have operational history, will exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[Redacted]

New Index Risk

The Indexes are new and have limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

Additional Risks

Risks of Secondary Listings

The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Funds’ primary listing is maintained. There can be no assurance that the Funds’ shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Funds’ shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades

Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

Fluctuation of Net Asset Value

The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund’s net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), RIMCo believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

Costs of Buying or Selling Shares

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

New Fund Risk

The Funds are new which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

Money Market Fund Investments

Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

Money Market Securities (including commercial paper)

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Convertible Securities

Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Variable Rate Demand Notes

Demand notes are obligations with the right to a “put.” The ability of the Fund to exercise the put may depend on the seller’s ability to purchase the securities at the time the put is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put for financial reasons, the Fund may, in the opinion of Fund management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities.

A variable rate demand note is one whose terms provide for the automatic establishment of a new interest rate on set dates. Variable rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk.

MANAGEMENT OF THE FUNDS

The Funds’ investment adviser is RIMCo, 1301 Second Avenue, Seattle, Washington, 98101. RIMCo, a wholly-owned subsidiary of Russell, was established in 1982 to serve as the investment management arm of Russell. Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.

RIMCo’s employee who has primary responsibility for the management of the Funds (the “RIMCo Manager”) is:

•

Richard F. Johnson, Jr., CFA, Portfolio Manager since Fund’s Inception. Mr. Johnson joined Russell as a Portfolio Manager in May 2010. Prior to joining Russell, from September 2009 to May 2010, Mr. Johnson pursued postgraduate studies at the University of Chicago Booth School of Business. Prior to the University of Chicago, Mr. Johnson worked at Menta Capital from February 2007 to December 2008, where he managed European and United Kingdom equity long/short market neutral investment strategies. Prior to Menta, from September 2005 to February 2007, Rich co-managed a global macro strategy at Crescat Partners. Prior to Crescat, from May 2000 to November 2004, Rich was a Portfolio Manager at McMorgan & Company on a team charged with managing a fundamental active equity portfolio benchmarked to the S&P 500 index. Mr. Johnson has primary responsibility for the management of the Russell Exchange Traded Funds.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Manager’s compensation, other accounts managed by the RIMCo Manager and the RIMCo Manager’s ownership of securities in the Funds.

A discussion regarding the basis for the Board’s approval of the investment advisory contract between RIMCo and the Funds will be available in the Funds’ annual report to shareholders covering the period ended [ ].

INDEX PROVIDER

Russell is a leader in the design, construction and maintenance of equity security indexes. Russell is a Washington corporation which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo is a wholly owned subsidiary of Russell, and as such, each of Russell, RIMCo and Russell Financial Services, Inc. is an affiliated person of each other within the meaning of Section 2(a)(3)(C) of the 1940 Act.

RIMCo and the Index Provider have adopted policies and procedures designed to establish a wall of separation between the Index Provider and RIMCo. To this end, the policies and procedures: minimize or eliminate potential conflicts of interest; prevent certain persons from having any advantage over other market participants with respect to prior knowledge of companies that may be added to, or deleted from, an index or from the portfolios of any Funds that track the index; and prevent the dissemination or use of non-public information about pending changes to index constituents or Methodology.

[Redacted]

Russell’s publication of the indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities based upon any of the indexes. Russell reserves the right, at any time, to alter, amend, terminate or in any way change the indexes.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RIMCO OR THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ALL OF THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL PURCHASE AND SALE OF FUND SHARES INFORMATION

Creations and Redemptions. Prior to trading in the secondary market, shares of each Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with a Fund’s distributor and Transfer Agent. Only an Authorized Participant may create or redeem shares of a Fund directly with the Fund. A creation transaction, which is subject to acceptance by the Funds’ Distributor, generally takes place when an Authorized Participant submits an order in “proper form” and deposits into a Fund a portfolio of securities approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund, but, in certain cases, an Authorized Participant may deposit cash in lieu of certain securities in that portfolio.

Similarly, shares can be redeemed only in Creation Units, generally in-kind for a portfolio of securities held by a Fund (“Fund Securities”) and, in certain cases, a redemption may contain cash in lieu of certain securities of that portfolio. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

A creation or redemption order is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and SAI are properly followed. For an order to be in “proper form”, the order will need to be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund(s) that the order relates to, type of order, number of units being created or redeemed and PIN number, signature and/or other means of identification of the authorized person).

The Funds intend to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, under the authorized participant agreement, Authorized Participants will neither deliver portfolio securities to a Fund, nor be able to receive Fund Securities that are “restricted securities” as such term is used in Rule 144(a)(3)(i) promulgated under the Securities Act.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders as well as the estimated costs of Creation Units) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of a Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its net asset value during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, RIMCo believes that large discounts and premiums to net asset value should not be sustained for very long. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s net asset value and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for various time periods is available by visiting the Funds’ website at http://www.russelletfs.com.

Every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds will be disseminated. The IOPV calculations are estimates of the value of the Funds’ net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor RIMCo or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions

RIMCo or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in large quantities of Shares known as Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to a Fund or its shareholders.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees are set forth below.

The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. RIMCo may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

Additionally, brokerage and other costs will be associated with the aggregation of sufficient Fund Shares to redeem the Fund Shares in a Creation Unit.

The following table also shows, as of [ ], the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of) a Creation Unit		Creation Unit Size		Standard Creation/Redemption Transaction Fee		Maximum Additional Variable Charge for Creations*		Maximum Additional Variable Charge for Redemptions*
Russell 1000 Low Beta ETF	[	]	[	]	[	]	[	]	[	]
Russell 1000 High Beta ETF	[	]	[	]	[	]	[	]	[	]
Russell 1000 Low Volatility ETF	[	]	[	]	[	]	[	]	[	]
Russell 1000 High Volatility ETF	[	]	[	]	[	]	[	]	[	]
Russell 1000 High Momentum ETF	[	]	[	]	[	]	[	]	[	]
Russell 2000 Low Beta ETF	[	]	[	]	[	]	[	]	[	]
Russell 2000 High Beta ETF	[	]	[	]	[	]	[	]	[	]
Russell 2000 Low Volatility ETF	[	]	[	]	[	]	[	]	[	]
Russell 2000 High Volatility ETF	[	]	[	]	[	]	[	]	[	]
Russell 2000 High Momentum ETF	[	]	[	]	[	]	[	]	[	]

*	As a percentage of the amount invested.

DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”) is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of each Fund. Pursuant to a written agreement Russell Financial Services, Inc. (“RFS”) provides to the Distributor marketing services related to the Funds. RFS does not receive compensation for services provided to the Distributor.

All orders to purchase Creation Units for each Fund must be placed with the Distributor by or through an Authorized Participant and it is the responsibility of the Distributor to transmit such orders to the relevant Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the relevant Fund to implement the delivery of Creation Units.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

OTHER CONSIDERATIONS

DISTRIBUTION PLAN. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution Plan will be made through at least [ ]. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, RIMCo may make payments to the Distributor, broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by RIMCo from its own resources, which come directly or indirectly in part from fees paid by Russell Funds. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from RIMCo or its affiliates.

DIVIDENDS AND DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income in the form of dividends from stocks, interest from debt securities and, if any, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income in the form of dividend distributions, if any, are generally distributed to shareholders quarterly, but may vary significantly from quarter to quarter. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code (the “Code”).

Distributions in cash may be reinvested in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value of each Fund is calculated on each business day on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The net asset value of each Fund is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent.

Transactions in Shares on the secondary market are conducted at market price, which may be higher or lower than net asset value. Creation Unit transactions directly with the Fund will be priced at the net asset value next determined after receipt of the order in proper form.

Valuation of Portfolio Holdings

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to Russell Fund Services Company. However, the Board retains oversight over the valuation process. Money market fund securities are priced using the amortized cost method of valuation unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by its index, which, in turn, could result in a difference between such Fund’s performance and the performance of its index.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing Examples of events that could trigger fair value pricing of one or more securities are: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

•	Each Fund makes distributions;
•	You sell Shares listed on the Exchange; and
•	You create or redeem Creation Units.

In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, and, in many cases, distributions from non-U.S. corporations. For taxable years beginning after December 31, 2012, the special rates for qualified dividend income will no longer apply, and such income will be taxed at ordinary income rates.

When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, and shareholders’ redemption patterns.

Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

If you are a corporate investor, a portion of the dividends from net investment income paid by each Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

FOREIGN INCOME TAXES. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. The Funds do not expect to be able to pass through to you certain foreign income taxes paid by the Funds.

NON-U.S. INVESTORS. If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.

TAXES ON EXCHANGE-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Certain investments held by the Funds may be classified as passive foreign investment companies or “PFICs” under the Code. Accordingly, investors should carefully consider the tax consequences of the impact that the PFIC investments may have on the Funds and consult their own tax advisors before making an investment. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds’ potential investments in PFICs can be found in the SAI.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on July 27, 2009. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies and companies relying on Sections 3(c)(1) and 3(c)(7) of the 1940 Act is subject to the restrictions of section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC. The Trust has applied for exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Dechert LLP serves as counsel to the Trust, including the Funds. [    ] serves as the independent registered public accounting firm and will audit the Funds’ financial statements annually.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.russelletfs.com.

FINANCIAL HIGHLIGHTS

No Shares of the Funds were outstanding on [    ].

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

U.S. One Trust

1301 Second Avenue

Seattle, WA 98101

Telephone: 1-800-787-7354

The Funds’ SAI and annual and semiannual reports to shareholders will be available, free of charge, on the Funds’ Web site at www.russelletfs.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: ALPS Distributors, Inc.

Investment Company Act File No.: 811-22320

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. We may not sell these securities until the registration statement is effective. This Statement of Additional Information is not a prospectus.

Subject to Completion, dated February 24, 2011

U.S. ONE TRUST

1301 Second Avenue

Seattle, Washington 98101

Telephone 1-800-787-7354

STATEMENT OF ADDITIONAL INFORMATION

February 24, 2011

U.S. One Trust (the “Trust”) is a single legal entity organized as a Delaware statutory trust. The Trust operates investment portfolios, each of which is referred to as a “Fund,” an “Exchange Traded Fund” or an “ETF.” The Trust offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

This Statement of Additional Information (“Statement”) is not a prospectus; this Statement should be read in conjunction with the Funds’ Prospectus dated February 24, 2011 and any supplements thereto. Prospectuses may be obtained without charge by telephoning or writing the Trust at the number or address shown above.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectus.

As of the date of this Statement, the Trust is comprised of 22 Funds. This Statement relates to the following 18 Funds, which commenced operations on the dates indicated:

Fund	Date	Ticker
Russell Aggressive Growth ETF		AGRG
Russell Consistent Growth ETF		CONG
Russell Growth at a Reasonable Price ETF		GRPC
Russell Contrarian ETF		CONTR
Russell Equity Income ETF		EQIN
Russell Low P/E ETF		LWPE
Russell Small & Mid Cap Defensive Value ETF		[TICKER]
Russell Small Cap Defensive Value ETF		[TICKER]
Russell 1000 Low Beta ETF		LBTA
Russell 1000 High Beta ETF		HBTA
Russell 1000 Low Volatility ETF		LVOL
Russell 1000 High Volatility ETF		HVOL
Russell 1000 High Momentum ETF		HMTM
Russell 2000 Low Beta ETF		[ ]
Russell 2000 High Beta ETF		[ ]
Russell 2000 Low Volatility ETF		[ ]
Russell 2000 High Volatility ETF		[ ]
Russell 2000 High Momentum ETF		[ ]

Principal U.S. Listing Exchange for each ETF: NYSE Arca, Inc.

The Funds had not commenced operations as of the date of this Statement, and therefore have no financial statements.

STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. The Trust commenced business operations as a Delaware statutory trust on July 27, 2009.

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), consisting of multiple investment series (each a “Fund” and collectively the “Funds”). The Trust was organized as a Delaware statutory trust on July 27, 2009. The offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is an exchange-traded fund (“ETF”). The Funds discussed in this SAI are index-based exchange-traded funds. The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the total return of a specified market index (each an “Index” and together the “Indexes”). Certain other Funds of the Trust, not discussed in this SAI, invest primarily in shares of other ETFs, as well as other exchange-traded products, such as exchange-traded notes and other pooled investment vehicles that are not investment companies. Such Funds will attempt to achieve its investment objective by utilizing an “active” management strategy. Russell Investment Management Company (“RIMCo” or the “Adviser”) manages each Fund.

The Trust is authorized to issue Shares of beneficial interest, and is permitted to offer separate series of Shares – each a “Fund.” The Trustees may, without seeking shareholder approval, create additional Funds at any time. Each Fund offers and issues Shares at their net asset value (sometimes referred to herein as “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares either in exchange for (i) a basket of securities included in its Index, as defined below (the “Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. The primary consideration accepted by a Fund (i.e., Deposit Securities or Deposit Cash) is set forth under “Purchase and Redemption of Creation Units” later in this Statement. The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security and reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash (subject to applicable legal requirements). The Shares have been approved for listing and secondary trading on a national securities exchange (the “Exchange”). The Shares will trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. Shares are redeemable to a Fund only in Creation Unit aggregations, and generally in exchange either for (i) portfolio securities and a specified cash payment or (ii) cash (subject to applicable legal requirements). A Creation Unit of each Fund will consist of multiples of XX,000 Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See “Purchase and Redemption of Creation Units.” The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed creation or redemption transaction fee, either an additional transaction fee of up to [three] times the fixed creation or redemption transaction fee and/or an additional variable charge may apply.

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

FRC is a subsidiary of Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of the state of Wisconsin. For clients seeking personal financial security or security for their business or estate, Northwestern Mutual, its subsidiaries and affiliates offer life, disability and long-term care insurance, investment products, advisory services and trust services that address client needs for financial protection, wealth accumulation, estate preservation and asset distribution.

SHAREHOLDER MEETINGS. The Trust will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of the Trust’s outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each Share of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund only Shares of that Fund are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of the Trust, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of the Trust’s Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” the Trust.

Because the Funds are new there were no shares outstanding as of the date of this Statement.

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of a Fund, may be affiliated with an index provider, may be deemed to have control of the applicable Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or another affiliate of RIMCo (the “Proxy Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of a Fund. In such cases, the Proxy Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the Fund.

The Trustees and officers of the Trust, as a group, own less than 1% of any Funds.

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “MANAGEMENT OF THE FUNDS.”

TRUSTEES AND OFFICERS OF THE TRUST. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds’ contracts with RIMCo, the Funds’ Adviser. Generally, a Trustee may be removed at any time by a vote of two-thirds of the Trust’s Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and may be officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations.

The Board of Trustees is currently comprised of four trustees, one of whom is an interested trustee. There are three independent trustees on the Board. The Board of Trustees has established a standing Audit Committee and a standing Nominating Committee, which are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. In addition to reports and other information received from Fund management and the Adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with the Funds’ CCO to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO which include information regarding risk issues. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, reports on the Funds’ internal controls for financial reporting. The Board believes it may not be possible to identify all risks that may affect the Funds; it may not be practical or cost-effective to eliminate or mitigate all risks; and it may be necessary for the Funds to bear certain risks (such as investment-related risks) to achieve its investment objective. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Funds, the Adviser, the Adviser’s affiliates or other service providers.

The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ distribution arrangements and the Funds’ structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.

The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by each Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing each Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with each Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund’s financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met (XX) times during the most recently completed Trust fiscal year.

The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. All of the Independent Trustees currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met (XX) times during the most recently completed Trust fiscal year.

Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. The Trust’s officers and employees will be paid by RIMCo or its affiliates.

Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below:

Name, Age, Address	Position(s) Held With Fund	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee in Past 5 Years
INTERESTED TRUSTEES

Paul Hrabal P.O. Box 17073, Reno, NV 89511 42	• Trustee, President and Treasurer	• Since 2009	• U.S. Data Trust Corporation 2002 to 2009 - President; U.S. One, Inc. 2008 to present – President	22	None

Name, Age, Address	Position(s) Held With Fund	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee in Past 5 Years
INDEPENDENT TRUSTEES

Samuel W. Humphreys P.O. Box 17073, Reno, NV 89511 98101 55	Trustee	Since 2010	• London Bay Capital 2007 to present – CEO; Syntek Capital 1999 to 2007 – CEO	22	None

Stephen Matthew	Trustee	Since 2010	• Marco Polo Investors, LLC 2009	22	None

Name, Age, Address	Position(s) Held With Fund	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee in Past 5 Years
INDEPENDENT TRUSTEES

Lopez-Bowlan P.O. Box 17073, Reno, NV 89511 50

to present – President and CEO; Water Tec, LLC 2009 to present – Vice President and CFO; H20, LLC 2009 to present – Vice President and CFO; Sutton Place Limited 2006 to 2008 – COO; Sutton Place Limited 1994 to 2006 - CFO

David Sean McEwen P.O. Box 17073, Reno, NV 89511 50	• Trustee	• Since 2010	• Retired since 2005; TriTech Software Systems, Inc. 1983 to 2005 – Vice President, President, CEO and Chairman	22	None

*	Each Trustee is subject to mandatory retirement at age 72.

Name , Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

Patrick J. Keniston Born [ ] Three Canal Plaza, Suite 100 Portland, Maine 04101	[Chief Compliance Officer since 2011]	[Until removed by Independent Trustees]	• Director, Foreside Compliance Services, LLC • March 2005 to October 2008, Counsel, Citi Fund Services

James Polisson Born October 11, 1959 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees	• President and CEO, RET • Managing Director and Head of Global ETF Business, FRC • 2005-2010, Chief Marketing Officer, Barclays Global Investors/iShares ETFs

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•   Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•   Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•   Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, FRC • Chairman of the Board, President and CEO, RIMCo

1301 Second Avenue, 18th Floor Seattle, WA 98101			• 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• 1999 to 2010 Assistant Secretary, RIC and RIF • Associate General Counsel, FRC • Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Officer, RIC and RIF

[Each Trustee possesses the following specific attributes: Mr. Hrabal has business, financial and investment experience as a 20 year veteran of financial management and business development in emerging markets, online marketing and quantitative data analysis; Mr. Humphreys has investment expertise from his experience as the Chief Executive Officer of a venture capital company; Mr. Lopez-Bowlan has had experience as a certified public accountant; and Mr. McEwen has had experience as the President, Chief Executive Officer and Chairman of a large software company.]

COMPENSATION OF TRUSTEES AND OFFICERS. The following table sets forth the compensation that was paid to each Trustee by the Trust for the fiscal year ending December 31, 2010. Prior to the Trust’s commencement of operations no Trustee was compensated.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex
Interested Trustees
Paul Hrabal	$0	N/A	N/A	$0
Independent Trustees
Samuel W. Humphreys	$2,500	N/A	N/A	$2,500
Stephen Matthew Lopez-Bowlan	$2,500	N/A	N/A	$2,500
David Sean McEwen	$2,500	N/A	N/A	$2,500

OWNERSHIP OF SHARES. The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Funds and all other series of the Trust as of the end of the most recently completely calendar year. Because the Funds are new, as of the date of this SAI, none of the Trustees beneficially owned shares of the Funds. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN U.S. ONE TRUST FUND COMPLEX
INTERESTED TRUSTEE
Paul Hrabal	[ ]	[ ]	[ ]
INDEPENDENT TRUSTEES
Samuel W. Humphreys	[ ]	[ ]	[ ]
Stephen Matthew Lopez-Bowlan	[ ]	[ ]	[ ]
David Sean McEwen	[ ]	[ ]	[ ]

OPERATION OF THE TRUST

SERVICE PROVIDERS. Most of the Trust’s necessary day-to-day operations are performed by separate business organizations under contract to the Trust. The principal service providers are:

Adviser and Manager	Russell Investment Management Company

Administrator	Russell Fund Services Company

Transfer Agent	State Street Bank and Trust Company

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Distributor	ALPS Distributors, Inc.

ADVISER. RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.

Each of the Funds pays an advisory fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. (See the Prospectus for the Funds’ annual advisory percentage rates.) The Funds commenced operations on [    ], 2011 and thus, no shares of the Funds were issued during the fiscal years ended October 31, 2010, 2009 and 2008.

RIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.

MANAGER. Under the Supervision and Management Agreement, RIMCo oversees the operation of the Funds, arranges for the distribution, transfer agency, administration, custody and all other services necessary for the Fund to operate, and exercises day-to-day oversight over the Funds’ service providers.

Pursuant to the Supervision and Management Agreement and subject to the general supervision of the Board of Trustees of the Trust, RIMCo provides or causes to be furnished all supervisory, management and other services reasonably necessary for the operation of the Funds, including audit, portfolio accounting, legal, transfer agency, printing costs, certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) under what is essentially an all-in fee structure.

Each Fund does bear other expenses which are not covered under the supervisory and management fee that may vary and will affect the total level of expenses paid by each Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

For its supervisory and management services, each Fund will pay monthly a fee to RIMCo at annual rates set forth in the table below (stated as a percentage of each Fund’s respective average daily net assets).

Fund	Supervision and Management Fee
Russell Aggressive Growth ETF	[	]%
Russell Consistent Growth ETF	[	]%
Russell Growth at a Reasonable Price ETF	[	]%
Russell Contrarian ETF	[	]%
Russell Equity Income ETF	[	]%
Russell Low P/E ETF	[	]%
Russell Small & Mid Cap Defensive Value ETF	[	]%
Russell Small Cap Defensive Value ETF	[	]%
Russell 1000 Low Beta ETF	[	]%
Russell 1000 High Beta ETF	[	]%
Russell 1000 Low Volatility ETF	[	]%
Russell 1000 High Volatility ETF	[	]%
Russell 1000 High Momentum ETF	[	]%
Russell 2000 Low Beta ETF	[	]%
Russell 2000 High Beta ETF	[	]%
Russell 2000 Low Volatility ETF	[	]%
Russell 2000 High Volatility ETF	[	]%
Russell 2000 High Momentum ETF	[	]%

ADMINISTRATOR. RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian.

RFSC is paid an administrative fee, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of [ ]% of the average daily net asset value of each Fund paid out of the Supervision and Management Fee above. The Funds commenced operations on [ ], 2011 and thus, no shares of the Funds were issued during the fiscal years ended October 31, 2010, 2009 and 2008.

PORTFOLIO MANAGERS. The RIMCo Portfolio Managers (RIMCo’s employees who manage the Funds, “Portfolio Managers”) are compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses for the Portfolio Managers of the Fund are based on their management of the Fund consistent with the Fund’s objectives. The Portfolio Managers for the Fund are evaluated on an ongoing basis with respect to achieving the Fund’s objectives and guidelines, identifying and implementing allocation changes when necessary, and liaising between business units and fund performance groups to help insure that reports reflect market needs.

Portfolio Manager evaluations, salary and bonus recommendations are conducted and reviewed by Russell asset class directors and regional chief investment officers. Russell’s compensation committee approves salaries and bonuses after the asset class directors and regional chief investment officers’ recommendations have been reviewed by the Global Chief Investment Officer.

Profit sharing contributions are typically made quarterly and are calculated as a percentage of the Portfolio Manager’s salary. The percentage is fixed and is the same percentage for all RIMCo employees who receive profit sharing contributions.

The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC’s financial performance. Awards under the long-term incentive plan are based on expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a Portfolio Manager’s manager and approved by senior executives.

Portfolio Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the Portfolio Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of funds of Russell Investment Funds selected by the Portfolio Manager.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS

AS OF [    ], 2010

Portfolio Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Rich Johnson	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Portfolio Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts and commingled trusts. Russell’s investment process is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, Portfolio Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines. Portfolio Managers make decisions for each portfolio based on a variety of factors relevant to that portfolio.

Because the Funds are new, there were no shares outstanding as of the date of this Statement. Therefore, the Portfolio Manager held no beneficial interest in the Funds’ securities.

DISTRIBUTOR. ALPS Distributors, Inc. is the principal underwriter and Distributor of Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. Investor information can be obtained by calling [ ]. The Distributor has entered into a distribution agreement (“Distribution Agreement”) with the Trust pursuant to which it distributes Shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty as to a Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “PURCHASE AND REDEMPTION OF CREATION UNITS.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust. The Distributor may assist Authorized Participants (as defined below) in assembling shares to purchase Creation Units, for which it may receive commissions or other fees from such Authorized Participants.

The Adviser may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of Shares. The Adviser or Distributor, or an affiliate of the Adviser or Distributor, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts, which may be significant, are paid by the Adviser and/or Distributor from their own resources and not from the assets of the Funds.

DISTRIBUTION. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Fund has adopted a Distribution (Rule 12b-1) Plan (a “Plan”) pursuant to which payments of up to 0.25% may be made. No payments pursuant to the Plan will be made during first twelve (12) months of the Funds’ operation. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the “Independent Trustees” (Trustees who are not interested persons of the Funds (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan). The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the relevant Fund to which the Plan applies, and all material amendments of the Plan also require Board approval (as described above). The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, by a vote of a majority of the outstanding voting securities of a Fund (as such vote is defined in the 1940 Act). Pursuant to the Distribution Agreement, the Distributor will provide the Board with periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Fund, the Adviser represented to the Trustees that the Adviser believed that the Distribution Plan was expected to result in increased sales and asset retention for the Fund by enabling it to reach and retain more investors, although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that the Fund would have.

Subject to an aggregate limitation of 0.25% of a Fund’s average net assets per annum, the fees paid by the Fund under the Plan will be compensation for distribution, investor services or marketing services for the Fund, and related expenses. The aggregate payments under the Plan will not exceed, on an annualized basis, 0.25% of average daily net assets of a Fund.

The continuation of the Distribution Agreement and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

The allocation among the Funds of fees and expenses payable under the Distribution Agreement will be made pro rata in accordance with the daily net assets of the respective Funds.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the “Book Entry Only System” section below), DTC Participants (as defined below).

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company (“State Street”) serves as the custodian for the Trust. As custodian, State Street is responsible for the safekeeping of the Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: Josiah Quincy Building, 200 Newport Avenue, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. State Street serves as the transfer and dividend disbursing agent for the Trust. As transfer and dividend disbursing agent, State Street is responsible for among other matters, receiving and processing orders for the purchase and redemptions of Creation Units. The principal business address for State Street Bank and Trust Company is: One Lincoln Street, Boston, MA 02111.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. [    ] serves as the Independent Registered Public Accounting Firm of the Trust. [    ] is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of [    ] is [     ].

CODES OF ETHICS. The Trust, RIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes.

PURCHASE AND REDEMPTION OF CREATION UNITS

Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a “Creation Unit,” either principally in-kind for securities included in the relevant Index or, in certain circumstances, in cash for the value of such securities. The principal consideration for creations and redemptions for each Fund is principally in-kind.

PURCHASE (CREATION). The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the NYSE is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the relevant Fund’s Index and the Cash Component (defined below), computed as described below or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the “Cash Component,” computed as described below. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. The “Dividend Equivalent Payment” enables a Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of the Fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by the Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments, interest payments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s Index.

The Trust intends to require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security that is a TBA transaction. The amount of cash contributed will be equivalent to the price of the TBA transaction listed as a Deposit Security. In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security, including, without limitation, situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or (v) in certain other situations (collectively, “non-standard orders”). The Trust also reserves the right to: (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash; and (ii) include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”), and has the ability to clear through the Federal Reserve System. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor and the Transfer Agent, [and that has been accepted by the Trust,] with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from a Fund, including non-standard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or the applicable order form. In the case of non-standard orders, the non-standard order must be received by the Distributor no later than the times set forth in the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange or the bond markets close earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities) or through DTC (for corporate securities and municipal securities) and/or through a subcustody agent (for foreign securities). The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, through DTC to the account of a Fund by no later than 2:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by 2:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with by 4:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this Statement are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate [interest] bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time. An additional transaction charge or variable charge will be applied to certain creation and redemption transactions, including non-standard orders and partial cash purchases. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing: (i) the Trust will substitute a cash-in-lieu amount to replace any Fund Security that is a TBA transaction and the amount of cash paid out in such cases will be equivalent to the value of the TBA transaction listed as a Fund Security; and (ii) at Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. A Fund may adjust the redemption transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders, cash redemptions, or partial cash redemptions (when cash redemptions are available). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this Statement are properly followed. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed an Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

With respect to in-kind redemptions of a Fund, the calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value”, computed on the Business Day on which a redemption order is deemed received by the Trust.

Therefore, if a redemption order in proper form is submitted to the Principal Underwriter by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Shares of the Fund are not delivered by 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Shares as set forth in the Participant Agreement (marked to market daily).

ADDITIONAL REDEMPTION PROCEDURES. With respect to in kind redemptions of a Fund, in connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. The section below entitled “Local Market Holiday Schedules” identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holidays section to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day.

Creation and Redemption Transaction Fees:

[    ]

*	From time to time, any Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the clearing process.

**	The variable charge is in addition to the fixed transaction fee and will be applied to each transaction in cash. The maximum additional variable charge is the percentage noted in the table multiplied by the amount of Deposit Cash or Redemption Cash, as applicable. The assessed variable charge may be lower than the respective percentages noted in the table based on actual brokerage and market impact expenses associated with the transaction.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for Shares of a Fund by dividing the current value of the Fund’s assets, less liabilities attributable to the Fund, by the number of Shares of the Fund outstanding, and rounding to the nearest cent.

The Funds’ portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless RFSC determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at “fair market value.” This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter (“OTC”) are valued on the basis of official closing price.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short term securities maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The Funds utilize the amortized cost valuation method in accordance with Rule 2a–7 under the 1940 Act. The money market instruments are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund’s Shares may change on a day when you will not be able to purchase or redeem that Fund’s Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

PORTFOLIO TURNOVER RATE. Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short–term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to market volatility, and/or duration of portfolio investments. The Funds commenced operations on [    ], 2011.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities (see “Taxes”). The portfolio turnover rate varies by Fund type and may exceed 100%.

DISCLOSURE OF PORTFOLIO HOLDINGS.

Policies and Procedures Generally. The Trust has adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Funds (the “Disclosure Policy”). The Board of Trustees of the Trust must approve all material amendments to the Disclosure Policy. The Disclosure Policy is designed to: (i) protect the confidentiality of the Funds’ non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by RIMCo and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty.

Monitoring and Oversight. The Trust’s Chief Compliance Officer (“CCO”) is responsible for ensuring that RIMCo has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent the CCO considers necessary, the CCO shall monitor RIMCo’s compliance with its policies and procedures. Any exceptions to the Disclosure Policy may be made only if approved by the Trust’s CCO upon determining that the exception is in the best interests of the Fund and its shareholders. The CCO must report any exceptions made to the Disclosure Policy to the Trust’s Board of Trustees at its next regularly scheduled meeting.

Quarterly Disclosure. Funds will publicly disclose the complete schedule of each Fund’s holdings, as reported on a quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view a Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at http://www.russelletfs.com, or obtain a copy of the schedule by calling RIMCo at [1-888-RSL-ETFS or 888-775-3837]. This information will be available no earlier than the day on which it is transmitted to shareholders in the Funds’ annual and semi-annual reports, or filed with the SEC on Form N-Q, which will occur on or about the sixtieth day after a quarter’s end.

The Funds file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Daily Disclosure. On each Business Day, before commencement of trading in shares on a national securities exchange (as defined by Section 2(a)(26) of the 1940 Act), RIMCo will disclose each Fund’s Portfolio Composition File (“PCF”). The PFC is based on a securities component and a cash component (or an all cash amount) which comprises that day’s fund deposit, as disseminated prior to that Business Day’s commencement of trading RIMCo may make available a Fund’s complete schedule of portfolio holdings and the percentages they represent of the Fund’s net assets. To provide greater transparency, a Fund may disclose its portfolio holdings that represent a Creation Unit of each Fund on each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites.

Confidential Dissemination of Portfolio Holdings Information. No disclosure of non-public portfolio holdings information may be made to any unaffiliated third party except as set forth in this section. This prohibition does not apply to information sharing with the Funds’ service providers, such as the Funds’ investment adviser, distributor, custodian, transfer agent, sub-administrator (if any), accountant, counsel, securities class action claims services administrator, financial printer, proxy voting agent, securities lending agent, lender, IOPV (as defined herein) calculation agent and other select third party service providers (collectively, the “Service Providers”), who generally need access to such information in the performance of their contractual duties and responsibilities. Such Service Providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to RIMCo, as the Trust’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the

Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

•

Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

•

In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.

•

In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

•

In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.

•

Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

•

In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

To the extent that any shares of a Fund are owned directly by any other Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Fund’s shares.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended [    ] is available, without charge, at http://www.russell.com and on the SEC’s website at http://www.sec.gov.

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made by RIMCo. The Trust’s arrangements with RIMCo provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo is not obligated to select the broker offering the lowest commission. The Funds effect transactions through Russell Implementation Services, Inc. (“RIS”) and its global network of unaffiliated correspondent brokers in compliance with the Trust’s procedures adopted under 17e-1. RIS is a registered broker and investment adviser and an affiliate of RIMCo.

In the case of securities traded in the over-the-counter market and depending on where the RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

BROKERAGE COMMISSIONS. The Funds commenced operations on [    ], 2011 and thus, no shares of the Fund were issued during the fiscal years ended October 31, 2010, 2009 and 2008.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1. Concentrate its investments (i.e., hold 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities.

2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that the Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

3. Issue senior securities or borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act or to the extent permitted by any exemptions therefrom which may be granted by the Securities and Exchange Commission;

4. Pledge1, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings as set forth above in restriction 3. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund’s assets);

5. Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but the Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

8. Invest in commodities or commodity contracts, except that the Fund may transact in exchange traded futures contracts on securities, indexes and options on such futures contracts and make margin deposits in connection with such contracts;

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control, provided that the Trust may vote the investment securities owned by the Fund in accordance with its views;

[1]

There is no limit on the percentage of total assets a Fund may pledge. Each Fund, however, will only pledge assets as consistent with Section 18 of the 1940 Act. Accordingly, based on SEC staff interpretation, the Fund will only pledge up to one-third of its total assets.

2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment;

3. Under normal circumstances, invest less than 80% of its total assets in securities that comprise its relevant Index. Prior to any change in a Fund’s 80% investment policy, such Fund will provide shareholders with 60 days written notice;

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

INVESTMENT POLICIES

The investment objective and principal investment strategies for each of the Funds are provided in their Prospectus. The Funds may not invest in all of the investments listed below. The Funds use investment techniques commonly used by other exchange traded funds.

GENERAL INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS

CONCENTRATION

Each Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Index of a Fund and consequently the Fund’s investment portfolio. This may adversely affect a Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

In pursuing its objective, each Fund may hold the securities of a single issuer in an amount exceeding 10% of the market value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code. In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in the Fund’s Index.

FOREIGN CURRENCY TRANSACTIONS

The Funds may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future and can have substantial price volatility. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. At the discretion of the Adviser, the Funds may enter into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. Each Fund will not invest more than 20% of its assets in repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day - as defined below). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases a Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and a Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund’s assets. A Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings. The Funds do not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of their respective total assets.

COMMERCIAL PAPER

Each Fund may invest in commercial paper as described in the Prospectus. Commercial paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Each of the Funds may also invest its cash reserves (the “Cash Balances”) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC (the “Cash Management Fund”). The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the Cash Balances invested in the Cash Management Fund is 0.10%.

INVESTMENT COMPANIES

Each Fund may invest in the securities of other investment companies, including closed end funds, exchange traded funds, and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law, regulation, each Fund’s investment restrictions and the Trust’s exemptive relief, a Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Adviser or otherwise affiliated with the Adviser, in excess of the limits discussed above. If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

U.S. REGISTERED SECURITIES OF FOREIGN ISSUERS

The Funds may purchase publicly traded common stocks of foreign corporations, invest in U.S. registered, dollar-denominated preferred securities of foreign issuers, and invest in U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national entities.

Investing in U.S. registered, dollar-denominated, securities issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

The Funds’ investment in common stock of foreign corporations may also be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities market, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the Untied States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

DEPOSITARY RECEIPTS

The Funds may hold securities of foreign issuers in the form of ADRs, American Depositary Shares (“ADSs”) and EDRs, GDRs, or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund’s investment policies, the Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Funds may invest in sponsored and unsponsored ADRs.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

Each Fund may utilize exchange-traded futures and options contracts and swap agreements. A Fund will segregate cash and/or appropriate liquid assets if required to do so by SEC or Commodity Futures Trading Commission (“CFTC”) regulation or interpretation.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

A Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

A Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). A Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Index. Exchange-traded futures and options contracts are not currently available of the Indexes. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the applicable Index components or a subset of the components. The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

Restrictions on the Use of Futures and Options. In connection with its management of the Funds, the Adviser has claimed an exclusion from registration as a commodity trading advisor under the CEA and, therefore, is not subject to the registration and regulatory requirements of the CEA. Each Fund reserves the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with a Fund’s policies. Each Fund would take steps to prevent its futures positions from “leveraging” its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of a Fund under the contract (less the value of any margin deposits in connection with the position).

Swap Agreements. Each Fund may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). As the seller of a CDS contract, a Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to debt obligations. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

CDSs may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will segregate assets necessary to meet any accrued payment obligations when it is the buyer of CDS. In cases where a Fund is a seller of a CDS, if the CDS is physically settled, the Fund will be required to segregate the full notional amount of the CDS. Such segregation will not limit the Fund’s exposure to loss.

CDS agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, illiquidity risk associated with a particular issuer, and credit risk, each of which will be similar in either case, CDSs are subject to the risk of illiquidity within the CDS market on the whole, as well as counterparty risk. A Fund will enter into CDS agreements only with counterparties that meet certain standards of creditworthiness.

FUTURE DEVELOPMENTS

A Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure.

INFORMATION ABOUT THE INDEXES

RUSSELL GLOBAL INDEXES GENERALLY

INDEX PROVIDER DESCRIPTION

Frank Russell Company (referred to as “Russell” in this Index Provider Description) is a leader in constructing and maintaining equity security indexes. The Funds may seek to track certain Russell Indexes. The Russell Indexes are constructed to provide a comprehensive and unbiased barometer of the market cap segment they represent. All of the Russell Indexes are reconstituted annually to ensure that new and growing equities are reflected. Currently, institutional investment professionals responsible for over $4.3 trillion in assets use Russell Indexes to guide their portfolios.

Russell Global Indexes represent over 98% of the investable universe worldwide. Russell Indexes are objective, comprehensive, and built according to transparent rules. Member stocks are not selected by a committee. Russell allows the market to decide what stocks are included, based on capitalization. Industries and sectors are represented by a wide variety of securities. Russell Indexes are regularly and proactively maintained to reflect the impact of global markets. Updates such as daily corporate actions, monthly share adjustments, quarterly IPO inclusions and annual total reconstitution ensure that the indexes accurately represent the true global opportunity set while balancing turnover costs.

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COMPONENT SELECTION CRITERIA

Membership in the Russell Global Indexes requires a security to meet specific criteria, such as minimum capitalization size and float requirements, country-level economic and market criteria, liquidity screens, a minimum foreign inclusion factor and minimum length of trading.

Russell Global Indexes are constructed using rules-based, transparent methodology. To be included in the Russell Global Indexes, an equity security must meet certain criteria, including minimum Average Daily Dollar Trading Volume (ADDTV) and minimum Active Traded Ratio (ATR).

Russell uses a uses a “non-linear probability” method to assign stocks to the growth and value style indexes. The term “probability” is used to indicate the degree of certainty that a stock is value or growth, based on its relative book-to-price (BP) ratio and I/B/E/S forecast long-term growth mean. This method allows stocks to be represented as having both growth and value characteristics, while preserving the additive nature of the indexes.

Russell uses economic criteria as a first step in categorizing countries into developed and emerging markets indexes, which provides a measurement of the macro-economy and its level of development. It also provides a measurement of political, sovereign and currency risk. In order for a country to be considered a developed market, it must meet and sustain the following criteria over the course of two reconstitution periods: relative income and economic status (per World Bank), and country risk score (per Economist Intelligence Unit (EIU) and the Organization for Economic Co-Operation and Development (OECD).

After a country has met the required economic criteria for consideration as a developed market, market criteria are applied that reflect repatriation, FX and stock transfer risks and trading costs. All market factors are equal-weighted, and discrete. For a country to be considered a developed market, it must meet and sustain 100% of the economic criteria and 60% of the market criteria over the course of two reconstitution periods.

With respect to classifying a specific issuer as from a particular country, Russell uses both the issuer’s physical location and certain of its economic criteria to establish its country. Specifically, an issuer will be classified as from the country where it has its principal place of business or under whose laws it is incorporated. If no such country exists, the country where the issuer’s primary assets are located or its primary revenues are derived from is the country of classification.

The prices used to calculate all Russell Indexes are the official exchange closing prices or those figures accepted as such. Russell reserves the right to use an alternative pricing source on any given day. Russell currently uses the foreign exchange rates published by WM Reuters at 4:00 p.m., London time for all developed and emerging markets. Russell continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM Reuters rate is believed not to be representative for a given currency on a particular day.

INDEX MAINTENANCE

The constituents of the Russell Global Indexes are proactively maintained and reflect daily changes in the global equity markets. The Russell Global Indexes are regularly adjusted to reflect the impact of corporate actions on the Index constituents. These adjustments include: daily additions of sizable spin-offs, daily adjustment of stock splits, daily dividends and stock market delistings, daily reflection of mergers and acquisitions, monthly share capital adjustments to reflect material (more than 5%) changes in total shares outstanding due to stock buybacks and equity offerings and quarterly IPOs. Russell adds IPOs each quarter to the parent index, the Russell Global Index, the Russell Global ex-U.S. Indexes, as well as the Russell Developed ex-U.S. Large Cap Index and the Russell Emerging Markets Large Cap Index.

The Russell Global Index is reconstituted annually. On the last trading day of May each year, all globally eligible securities are ranked by total market capitalization. All companies whose stocks are listed on eligible stock exchanges in eligible countries are considered for inclusion in the Russell Global Index. The largest 98% of securities in the world, including the U.S., become the Russell Global Index. All sub-indexes are determined from that set of securities. Reconstitution is effective the last Friday in June with the following exceptions: if the last Friday in June is the 28th, 29th, or 30th, reconstitution will occur the Friday prior. A full calendar year for reconstitution is made publically available each spring on www.Russell.com.

INDEX AVAILABILITY: The Russell Indexes are maintained daily by Russell Indexes, a division of Russell Investments and are available on www.Russell.com.

Russell’s publication of the Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities based upon any of the Indexes. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Indexes.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RIMCO OR THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY OF THE INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ALL OF THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in an Index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

INDEX-BASED EXCHANGE TRADED FUNDS

Passive Strategy/Index Risk. The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from actively managed funds, which typically seek to outperform a benchmark index. As a result, the Funds may hold constituent securities of the Indexes regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Funds employed an active strategy.

Tracking Error. Imperfect correlation between a Fund’s portfolio securities and those in its Index, changes to the Index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of its Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses while its Index does not. The bankruptcy of a constituent company of an Index can also result in loss and tracking error. RIMCo expects that, over time, each Fund’s tracking error will not exceed 5%.

Trading Issues. Although the shares of the Funds (“Shares”) are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Risks of Secondary Listings. The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Funds’ primary listing is maintained. There can be no assurance that the Funds’ shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Funds’ shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades. Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

FUTURES AND OPTIONS TRANSACTIONS

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

Each Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities. Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to its Index if the index underlying the futures contracts differs from the Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

EQUITY SECURITIES

The Funds invest primarily in equity securities. The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

NON-U.S. AND EMERGING MARKETS SECURITIES

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

RISKS OF SWAP AGREEMENTS

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Because they are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest.

If a Fund uses a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the

Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

TAX RISKS

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this Statement is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund Shares.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that a Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus under the “PURCHASE AND SALE INFORMATION” and “ADDITIONAL PURCHASE AND SALE INFORMATION” sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which a Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of a Fund are listed and traded on the Exchange.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL PURCHASE AND SALE INFORMATION.”

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

CONVEYANCE OF ALL NOTICES, STATEMENTS AND OTHER COMMUNICATIONS TO BENEFICIAL OWNERS IS EFFECTED AS FOLLOWS. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “DISTRIBUTIONS.”

GENERAL POLICIES

Dividends from net investment income, if any, are generally declared and paid quarterly for each Fund, but may vary significantly from period to period. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT

Broker dealers, at their own discretion, may offer a dividend reinvestment program under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding any dividend reinvestment program offered by such broker dealer.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL TAX INFORMATION.”

Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. As such, each Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to be taxable as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the end of each fiscal quarter of the Fund’s taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund’s taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level. If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates (and, to the extent applicable, corporate alternative minimum tax). In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund will be subject to federal income tax to the extent any such income or gains are not distributed. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Dividends and interest received by Funds holding foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid such Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If the Fund makes this election, the Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. The Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at a Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small & Mid Cap Defensive Value ETF, Russell Small Cap Defensive Value ETF, Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, and Russell 2000 High Momentum ETF Funds do not expect to be eligible to make this election.

A Fund’s transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will be subject to one of the following special tax regimes: (i) the Fund will be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from the PFIC or any gain from the disposition of the PFIC shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains as ordinary income in accordance with the distribution requirements set forth above.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss (although certain foreign currency-denominated contracts may give rise to ordinary gain or loss, as described above). Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement. Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Funds’ fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on each Fund’s other investments and shareholders are advised on the nature of the distributions.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. Each Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments, if positive, will generally constitute taxable ordinary income, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain and may affect the amount, timing or character of the income distributed to you by the Fund.

Investments by a Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess face value of the securities over their issue price (the “original issue discount” or “OID”) each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of the Fund, the Fund may recognize income without receiving a commensurate amount of cash. Such income is included in determining the amount of income that a Fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax, including the nondeductible 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Special rules apply if a Fund holds inflation-indexed bonds (TIPs). Generally, all stated interest on such bonds is taken into income by a Fund under its regular method of accounting for interest income. The amount of positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as OID. The OID is included in the Fund’s gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of a Fund’s OID in a taxable year with respect to a bond will increase a Fund’s taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, the Fund may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustments, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated interest, OID, and market discount, if any) otherwise includable in the Fund’s income with respect to the bond for the taxable year.

The Funds intend to distribute annually to their shareholders substantially all of its investment company taxable income, all of its net tax-exempt income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Funds will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction, if any. A portion of the dividends received from a Fund may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. Eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and those whose stock is tradable on an established securities market in the United States. A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the Fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the Fund become ex-dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. A Fund may derive capital gains and losses in connection with the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your Shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on long-term capital gains will increase to 20% and will cease to apply to qualified dividend income for taxable years beginning after December 31, 2010.

In general, a sale of Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Shares were held. A redemption of a shareholder’s Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. As noted above, without future legislation, the maximum tax rate on long-term capital gains will increase to 20% in 2011.

Gain or loss on the sale or redemption of Shares in a Fund is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distribution) so they can compute the tax basis of their Shares.

A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder’s circumstances.

Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law to the extent derived from investment income and short-term capital gain (other than “qualified short-term capital gain” described below) or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to a Fund. A non-U.S. shareholder who fails to provide an appropriate IRS Form W-8 may be subject to backup withholding at the appropriate rate.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gain or loss. In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

A Fund has the right to reject an order to for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the respective Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, Massachusetts 02116, serves as counsel to the Trust. [ ], serves as the independent registered public accounting firm for the Trust. [ ] performs annual audits of the Funds’ financial statements and provides other audit, tax and related services.

LOCAL MARKET HOLIDAY SCHEDULES

The Trust generally intends to effect deliveries of portfolio securities on a basis of “T” plus three business days (i.e., days on which the NYSE is open) in the relevant foreign market of a Fund. The ability of the Trust to effect in-kind redemptions within three business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than the standard settlement period. In certain circumstances during the calendar year, the settlement period may be greater than seven calendar days. Such periods are listed in the table below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed in the table below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

MARKET	SETL CYCLE	MAX SETL CYCLE	TRADE DATE(S) W/ SETTLEMENT OF GREATER THAN 7 CALENDAR DAYS (MAX DAYS IN PARENTHESIS)
Australia	T+3	7 days
Austria	T+3	7 days
Belgium	T+3	7 days
Brazil	T+3	7 days
Canada	T+3	7 days
Chile	T+2	5 days
China	T+3	14 days	2/10/10 (12); 2/11/10 (12); 2/12/10 (12); 3/29/10 (9); 3/30/10 (9); 4/1/10 (8); 9/20/10 (14); 9/21/10 (14); 9/24/10 (12)
Czech Republic	T+3	7 days

Denmark	T+3	7 days
Egypt	T+2	10 days	11/10/10(8); 11/11/10(10); 11/14/10(8)
Euroclear	T+3	6 days
Finland	T+3	7 days
France	T+3	7 days
Germany	T+3	7 days
Greece	T+3	7 days
Hong Kong	T+2	7 days
Hungary	T+3	7 days
India	T+2	5 days
Indonesia	T+3	13 days	9/1/10(13); 9/2/10(13); 9/3/10(13)
Ireland	T+3	12 days	12/21/09(9); 12/22/09(9); 12/23/09(12)
Israel	T+3	7 days
Italy	T+3	7 days
Japan	T+3	10 days	4/28/10(8); 4/29/10(8); 4/30/10(10)
Jordan	T+2	7 days
Korea	T+2	6 days
Malaysia	T+3	8 days	5/25/10(8); 5/26/10(8); 5/27/10(8)
Mexico	T+3	7 days
Morocco	T+3	7 days
Netherlands	T+3	7 days
New Zealand	T+3	7 days
Norway	T+3	8 days	3/29/10(8); 3/30/10(8); 3/31/10(8)
Pakistan	T+2	7 days
Peru	T+3	7 days
Philippines	T+3	7 days
Poland	T+3	7 days
Portugal	T+3	7 days
Russia	T+3	13 days	12/29/09(13); 12/30/09(13); 12/31/09(13)
Singapore	T+3	7 days
South Africa	T+5	7 days
South Korea	T+3	10 days	9/16/10(8); 9/17/10(10); 9/20/10(8)
Spain	T+3	8 days	3/29/10(8); 3/30/10(8); 3/31/10(8)
Sweden	T+3	7 days
Switzerland	T+3	7 days
Taiwan	T+1	12 days	2/22/10(12)
Thailand	T+3	10 days	4/8/10(8); 4/9/10(10); 4/10/10(8)
Turkey	T+2	11 days	11/11/10(11); 11/12/10(11)
United Kingdom	T+3	7 days

FINANCIAL STATEMENTS

The Funds had not yet commenced operations as of the date of this Statement. Therefore, the Funds have no financial statements or financial highlights.

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust dated July 26, 2009 of U.S. One Trust (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000950123-09-027054 on July 29, 2009.

(a)(2)	Registrant’s Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0000950123-09-027054 on July 29, 2009.
(b)

Registrant’s By-Laws are incorporated herein by reference to Exhibit (b) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No.

0000950123-09-027054 on July 29, 2009.

(c)	Not applicable.

(d)(1)

Advisory Agreement dated March 26, 2010 between the Registrant and U.S. One, Inc., relating to the One Fund, is incorporated herein by reference to Exhibit (d) of the Registrant’s Registration Statement on Form N-1A (File Nos.

333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001144204 on April 5, 2010.

(d)(2)	Advisory Agreement between the Registrant and Russell Investment Management Company, relating to the Russell Global Opportunities ETF, Russell Global Bond ETF and Russell Global Inflation ETF, to be filed by amendment.

(d)(3)	Advisory Agreement between the Registrant and Russell Investment Management Company, relating to the Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small & Mid Cap Defensive Value ETF, Russell Small Cap Defensive Value ETF, Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, Russell 2000 High Momentum ETF, to be filed by amendment.

(e)(1)

ETF Distribution Agreement dated March 26, 2010 between the Registrant and Foreside Fund Services, LLC, relating to the One Fund, is incorporated herein by reference to Exhibit (e)(1) of the Registrant’s Registration Statement on

Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001144204 on April 5, 2010.

(e)(2)	Distribution Agreement between the Registrant and , relating to the Russell Global Opportunities ETF, Russell Global Bond ETF and Russell Global Inflation ETF, to be filed by amendment.

(e)(3)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001144204 on April 5, 2010.

(e)(4)	Distribution Agreement between the Registrant and , relating to the Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small & Mid Cap Defensive Value ETF, Russell Small Cap Defensive Value ETF, Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, Russell 2000 High Momentum ETF, to be filed by amendment.

(f)	Not applicable.

(g)(1)	Custody Agreement dated April 7, 2010 between the Registrant and The Bank of New York Mellon, relating to the One Fund, is incorporated herein by reference to Exhibit (g)(1) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001193125 on February 2, 2011.

(g)(2)	Custody Agreement between the Registrant and , relating to the Russell Global Opportunities ETF, Russell Global Bond ETF and Russell Global Inflation ETF, to be filed by amendment.

(g)(3)	Custody Agreement between the Registrant and , relating to the Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small & Mid Cap Defensive Value ETF, Russell Small Cap Defensive Value ETF, Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, Russell 2000 High Momentum ETF, to be filed by amendment.

(h)(1)	Fund Administration and Accounting Agreement dated April 7, 2010 between the Registrant and The Bank of New York Mellon, relating to the One Fund, is Statement on Form N-1A (File Nos. 333-160877 and 811-22320, as filed with the SEC via EDGAR Accession No. 0001193125 on February 2, 2011.

(h)(2)	Administration Agreement between the Registrant and , relating to the Russell Global Opportunities ETF, Russell Global Bond ETF and Russell Global Inflation ETF, to be filed by amendment.

(h)(3)	Transfer Agency and Service Agreement dated April 7, 2010 between the Registrant and The Bank of New York Mellon, relating to the One Fund, is incorporated herein by reference to Exhibit (h)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001193125 on February 2, 2011.

(h)(4)	Transfer Agency and Service Agreement between the Registrant and , relating to the Russell Global Opportunities ETF, Russell Global Bond ETF and Russell Global Inflation ETF, to be filed by amendment.

(h)(5)	Compliance Services Agreement dated March 24, 2010, relating to the One Fund, is incorporated herein by reference to Exhibit (h)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001144204 on April 5, 2010.

(h)(6)	Administration Agreement between the Registrant and , relating to the Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small & Mid Cap Defensive Value ETF, Russell Small Cap Defensive Value ETF, Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, Russell 2000 High Momentum ETF, to be filed by amendment.

(h)(7)	Transfer Agency and Service Agreement between the Registrant and , relating to the Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small & Mid Cap Defensive Value ETF, Russell Small Cap Defensive Value ETF, Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, Russell 2000 High Momentum ETF, to be filed by amendment.

(i)(1)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to Shares of the One Fund, is incorporated herein by reference to Exhibit (i) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001144204 on April 5, 2010.

(i)(2)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to Shares of the Russell Global Opportunities ETF, Russell Global Bond ETF and Russell Global Inflation ETF, is incorporated herein by reference to Exhibit (i)(2) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001193125 on February 2, 2011.

(j)	Not applicable.

(k)	Not applicable.

(l)	Subscription Agreement dated April 2, 2010 between the Registrant and Paul Hrabal is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001144204 on April 5, 2010.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001144204 on April 5, 2010.

(p)(2)	Code of Ethics of U.S. One, Inc. is incorporated herein by reference to Exhibit (p)(2) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001144204 on April 5, 2010.

(p)(3)	Code of Ethics of Russell Investment Management Company to be filed by amendment.

(p)(3)	Code of Ethics of Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001144204 on April 5, 2010.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Adviser

Russell Investment Management Company, a Washington corporation (“RIMCO”) serves as the investment adviser for the Trust. The principal address of RIMCO is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIMCO is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of Russell is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with Investment Adviser		Name of Other Company	Connection with Other Company

Carla L. Anderson	Assistant Secretary	None	None

John “Jack” Bryan	Treasurer	None	None

Peter Gunning	Chairman, President and Chief Executive Officer	None	None

Debra Ramsey	Chief Operating Officer, Private Client Services	None	None

Mary Beth Rhoden	Secretary	None	None

Matthew Moss	Chief Financial Officer	None	None

Laura M. Scott	Assistant Secretary	None	None

Cheryl B. Wichers	Chief Compliance Officer	None	None

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.	Principal Underwriters

Item 32(a)	Foreside Fund Services, LLC (“Foreside”), the underwriter for the Registrant’s One Fund, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

	1)	American Beacon Funds
	2)	American Beacon Mileage Funds
	3)	American Beacon Select Funds
	4)	Henderson Global Funds
	5)	Bridgeway Funds, Inc.
	6)	Century Capital Management Trust
	7)	Sound Shore Fund, Inc.
	8)	Forum Funds
	9)	Central Park Group Multi-Event Fund

10)	PMC Funds, Series of the Trust for Professional Managers
11)	Nomura Partners Funds, Inc.
12)	Wintergreen Fund, Inc.
13)	RevenueShares ETF Trust
14)	Direxion Shares ETF Trust
15)	Javelin Exchange-Traded Trust
16)	AdvisorShares Trust
17)	Liberty Street Horizon Fund, Series of the Investment Managers Series Trust
18)	DundeeWealth Funds
19)	U.S. One Trust
20)	Turner Funds

Foreside provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

The distributor for the Registrant’s Russell Global Opportunities ETF, Russell Global Bond ETF, Russell Inflation ETF, Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small & Mid Cap Defensive Value ETF, Russell Small Cap Defensive Value ETF, Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, and Russell 2000 High Momentum ETF (“New Distributor”) acts as distributor for: [To be completed by amendment]

(b)     Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Foreside:

The following are officers and directors of Foreside. The main business address of Foreside is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark S. Redman	690 Taylor Road, Suite 150, Gahanna, OH 43230	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Director of Compliance	None

New Distributor:

The following are officers and directors of the New Distributor. The main business address for the New Distributor is                      . [Information to be provided by amendment]

Name	Position and Office with Underwriter	Positions and Offices with Registrant

Item 33. Location of Accounts and Records

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:

U.S. One Trust

1301 Second Avenue

Seattle, Washington 98101

(b)	Advisers:

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

(c)	Principal Underwriters:

Foreside Fund Services, LLC (for One Fund)

3 Canal Plaza, Suite 100

Portland, ME 04101

[New Distributor Name] (for Russell Global Opportunities ETF, Russell Global Bond ETF, Russell Inflation ETF, Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small & Mid Cap Defensive Value ETF, Russell Small Cap Defensive Value ETF, Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, and Russell 2000 High Momentum ETF)

[New Distributor Address]

[New Distributor Address]

(e)	Custodians:

The Bank of New York Mellon (for One Fund)

One Wall Street

New York, NY 10286

[New Custodian Name) (for Russell Global Opportunities ETF, Russell Global Bond ETF, Russell Inflation ETF, Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small & Mid Cap Defensive Value ETF, Russell Small Cap Defensive Value ETF, Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, and Russell 2000 High Momentum ETF)

[New Custodian Address]

[New Custodian Address]

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, U.S. One Trust, has duly caused this Post Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Seattle, and State of Washington, on this 24th day of February, 2011.

U.S. ONE TRUST Registrant

By:	/s/ Jim Polisson
Jim Polisson, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signatures	Signatures

/s/ Jim Polisson Jim Polisson, President and Chief Executive Officer	/s/ Mark Swanson Mark E. Swanson, Treasurer and Chief Accounting Officer

/s/ Paul Hrabal Paul Hrabal, Trustee	/s/ Samuel W. Humphreys Samuel W. Humphreys, Trustee

/s/ Stephen Matthew Lopez-Bowlan Stephen Matthew Lopez-Bowlan, Trustee	/s/ David Sean McEwen David Sean McEwen, Trustee